Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating revenues
Time charter revenues	$ 7,841	$ 28,212
Bareboat charter revenues	7,607	10,411
Voyage charter revenues	104,397	104,940
Other income	6,058	5,690
Total operating revenues	125,903	149,253
Gain from sale of assets and amortization of deferred gains	9,211	10,950
Voyages expenses and commissions	70,150	57,553
Contingent rental (income) expense	(302)	12,005
Ship operating expenses	26,877	25,728
Charter hire expense	3,973	12,117
Administrative expenses	8,431	8,324
Depreciation	26,112	26,885
Total operating expenses	135,241	142,612
Net operating (loss) income	(127)	17,591
Other income (expenses)
Interest income	33	20
Interest expenses	(22,618)	(24,025)
Share of results from associated companies	4,681	(163)
Foreign currency exchange (loss) gain	(55)	59
Mark to market (loss) gain on derivatives	(585)	958
Gain on redemption of debt	0	4,600
Other non-operating items	282	281
Net other expenses	(18,262)	(18,270)
Net loss before income taxes and noncontrolling interest	(18,389)	(679)
Income tax expense	(97)	(85)
Net loss from continuing operations	(18,486)	(764)
Net (loss) income from discontinued operations	(549)	7,567
Net (loss) income	(19,035)	6,803
Net loss attributable to noncontrolling interest	280	372
Net (loss) income attributable to Frontline Ltd.	$ (18,755)	$ 7,175
Basic and diluted loss per share from continuing operations (in dollars per share)	$ (0.24)	$ (0.01)
Basic and diluted (loss) earnings per share from discontinued operations (in dollars per share)	$ (0.01)	$ 0.10
Basic and diluted (loss) earnings per share (in dollars per share)	$ (0.24)	$ 0.09